Detail of Wallbox Group subsidiaries - Summary Of Details of Wallbox Group Subsidiaries (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Wall Box Chargers, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Wall Box Chargers, S.L.U.
Registered office	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox NV
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Kensington Capital Acquisition Corp. II [Member]
Disclosure of subsidiaries [line items]
Company name	Kensington Capital Acquisition Corp II
Registered office	1400 Old Country Road, Suite 301, Westbury, NY 11590
Activity	Special purpose acquisition company
Company holding investment	Wallbox NV
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox UK Limited [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox UK Limited
Registered office	278-280 Deansgate, Manchester, United Kingdom M3 4LY
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
SAS Wallbox France [Member]
Disclosure of subsidiaries [line items]
Company name	SAS Wallbox France
Registered office	Avenue des Champs Elysées 102, 75008, Paris, France
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
WBC Wallbox Chargers GmbH [Member]
Disclosure of subsidiaries [line items]
Company name	WBC Wallbox Chargers Deutschland GmbH
Registered office	Leopoldstraße 23, 80802 München, Germany
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Italy, S.R.L. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Italy, S.R.L.
Registered office	Piacenza Via Genova 3/M CAP 29122, Italy
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Netherlands B.V.
Registered office	Claude Debussylaan 82, Amsterdam 1082 MD, Netherlands
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox USA Inc. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox USA Inc.
Registered office	2240 Forum Drive, Arlington, TX 76010, USA
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Shanghai Ltd. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Shanghai Ltd.
Registered office	Room 06-116,6F, No.482,488,492,518 Xinjiang Road, Jingan District, Shanghai, China
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox AS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AS
Registered office	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox ApS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox ApS
Registered office	C/O Azets Insight A/S Lyskær 3C, 2, 2730 Herlev, Denmark
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox AB [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox AB
Registered office	C/O WEWORK Malmskillnadsgatan, 32, Stockholm, 5 111 51, Sweden
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Oy [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Oy
Registered office	Azets Insight Oy PB, 1, Azets 00028, Finland
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Electromaps, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Electromaps, S.L.U.
Registered office	Calle Foc 68, 08038, Barcelona, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Coil, Inc [Member]
Disclosure of subsidiaries [line items]
Company name	Coil, Inc.
Registered office	1307 Hayes Street Suite 5 San Francisco, CA 94117 US
Activity	EV Charge installer
Company holding investment	Wallbox USA, Inc.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
AR Electronics Solutions, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	AR Electronics Solutions, S.L.U.
Registered office	Calle Foc 68, 08038, Barcelona, Spain
Activity	Manufacture of Electronic components
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Australia PTY, Ltd [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Australia PTY, Ltd
Registered office	152 Elizabeth Street - Level 4 - Melbourne VIC 3000
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
WBX Chargers Portugal, Unipessoal Lda [Member]
Disclosure of subsidiaries [line items]
Company name	WBX Chargers Portugal, Unipessoal Lda
Registered office	Rua de Vilar, 235 Edifício Scala, 2 andar Porto 4050 626, Portugal
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
Wallbox Belgium BV [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Belgium BV
Registered office	Pegasuslaan 5, 1831 Machelen, Belgium
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
ABL Gmbh [Member]
Disclosure of subsidiaries [line items]
Company name	ABL Gmbh (1)
Registered office	Albert-Büttner-Straße 11, 91207 Lauf / Pegnitz, Deutschland
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	79.00%	79.00%
Consolidation method	Fully consolidated
ABL Morocco S A [Member]
Disclosure of subsidiaries [line items]
Company name	ABL Morocco S.A.
Registered office	Zone Franche D'exportation - Ilot 72 - Lot 2 - Tanger-Médina
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	ABL Gmbh
% Equity interest	99.00%	99.00%
Consolidation method	Fully consolidated
ABL Nederland B.V. [Member]
Disclosure of subsidiaries [line items]
Company name	ABL Nederland B.V.
Registered office	Meander 251 6825 MC Arnhem, Netherlands
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	ABL Gmbh
% Equity interest	100.00%	100.00%
Consolidation method	Fully consolidated
ABL (Shanghai) Co. Ltd [Member]
Disclosure of subsidiaries [line items]
Company name	ABL (Shanghai) Co. Ltd
Registered office	Yuandong Building, No. 1101 Pudong South Road,200120 Shanghai, China
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	ABL Gmbh
% Equity interest	0.00%	100.00%